Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits | Domestic
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.45%	4.45%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4,123)	$ (4,405)
Service cost	0	0	$ 0
Interest cost	(178)	(169)	(180)
Amendments	0	0
Actuarial gain (loss)	(585)	219
Curtailments	0	0
Benefits paid	227	232
Benefit obligation at end of period	(4,659)	(4,123)	(4,405)
Change in fair value of plan assets
Fair value at beginning of period	5,040	5,496
Actual return on plan assets	910	(257)
Employer contributions	15	33
Benefit payments	(227)	(232)
Fair value at end of period	5,738	5,040	5,496
Funded status at end of period	1,079	917
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	1,557	1,598
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,557	$ 1,598
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	4.00%	4.00%
Pension Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.02%	2.95%
Rate of compensation increase	3.19%	2.98%
Change in benefit obligation
Benefit obligation at beginning of period	$ (1,104)	$ (1,322)
Service cost	(11)	(28)	(31)
Interest cost	(32)	(32)	(33)
Amendments	(1)	0
Actuarial gain (loss)	(264)	173
Curtailments	0	11
Benefits paid	40	25
Foreign exchange adjustment	(22)	69
Benefit obligation at end of period	(1,394)	(1,104)	(1,322)
Change in fair value of plan assets
Fair value at beginning of period	1,316	1,393
Actual return on plan assets	191	1
Employer contributions	30	22
Benefit payments	(40)	(25)
Foreign exchange adjustment	32	(75)
Fair value at end of period	1,529	1,316	1,393
Funded status at end of period	135	212
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	221	105
Prior service cost (credit)	2	1
Total (before tax effects)	$ 223	$ 106
Healthcare Benefits | Domestic
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.45%	4.45%
Rate of compensation increase	3.00%	3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (149)	$ (175)
Service cost	(1)	(1)	(1)
Interest cost	(6)	(7)	(7)
Amendments	0	0
Actuarial gain (loss)	(1)	22
Curtailments	0	0
Benefits paid	12	12
Benefit obligation at end of period	(145)	(149)	(175)
Change in fair value of plan assets
Fair value at beginning of period	99	107
Actual return on plan assets	18	(8)
Employer contributions	12	12
Benefit payments	(12)	(12)
Fair value at end of period	117	99	107
Funded status at end of period	(28)	(50)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	70	84
Prior service cost (credit)	(33)	(40)
Total (before tax effects)	$ 37	$ 44
Healthcare Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.10%	3.10%
Change in benefit obligation
Benefit obligation at beginning of period	$ (5)	$ (4)
Service cost	0	0	0
Interest cost	0	0	0
Amendments	0	0
Actuarial gain (loss)	(1)	(1)
Curtailments	0	0
Benefits paid	0	0
Foreign exchange adjustment	0	0
Benefit obligation at end of period	(6)	(5)	(4)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustment	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(6)	(5)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	1	0
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1	$ 0